Stockholders' Equity - Additional Information (Detail) ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Apr. 28, 2023	Mar. 22, 2023 JPY (¥) shares	Mar. 22, 2023 USD ($)	Sep. 30, 2022 JPY (¥) shares	Sep. 30, 2022 USD ($) shares	Apr. 30, 2023 JPY (¥) shares	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥) shares	Apr. 30, 2021 JPY (¥)	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Mar. 27, 2023 shares	Mar. 22, 2023 USD ($) shares	Sep. 26, 2022
Class of Stock [Line Items]
Common stock, shares authorized		1,000,000				52,142,400		46,260,600		52,142,400		86,904	1,000,000
Stock issued during the period value new issues				¥ 2,178,760	$ 16,022
Preferred stock shares converted into common stock value						¥ 1,089,380	$ 8,011	¥ 0	¥ 0
Common stock value authorized before shareholders resolution		¥ 1,189,380											$ 8,746
Common stock value authorized after shareholders resolution		100,000											$ 735
Stock holders equity stock split ratio	600
Common stock shares authorized before shareholders resolution (in shares)											1,000,000
Common stock shares authorized after shareholders resolution (in shares)											86,904
Minimum proceeds percentage of which shall be credited to the stock account						50.00%	50.00%
Percentage of dividends to be appropriated to legal reserve						10.00%	10.00%
Minimum percentage of legal reserve and capital surplus to be attained						25.00%
Amount available for dividend payment | ¥						¥ 0
Preferred stock convertible conversion ratio										1
Dividend on common stock declared | ¥						0
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares converted into common stock value		¥ 1,189,380	$ 8,746
Dividend on preferred stock declared | ¥						¥ 0
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues				1,923	1,923
Stock issued during the period value new issues				¥ 1,089,380	$ 8,011
Preferred stock convertible conversion ratio														1
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock issued during the period value new issues				1,089,380	8,011
Additional Paid-in Capital [Member] | Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Adjustment to additional paid in capital stock issuance costs				¥ 9,657	$ 71